LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS, NET
Schedule of Long-term investments

		December 31,
		2019	2020
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	12,000	12,000
A company providing intelligent robot products	(b)	24,000	24,000
A company providing information sharing IT platform	(c)	22,500	22,500
Other equity investments without readily determinable fair values	(d)	30,880	30,880
Impairment of equity investments without readily determinable fair values		(37,000)	(37,000)
Total equity investments without readily determinable fair values, net		52,380	52,380
Equity method investments
Companies providing hockey program management		2,223	2,132
A company providing Internet product solutions	(e)	13,694	13,604
Impairment of equity method investments		(524)	(524)
Total equity method investments, net		15,393	15,212
Available-for-sale investment	(f)	15,000	15,000
Impairment of available-for-sale investments	(f)	(15,000)	(15,000)
Total available-for-sale investment, net		—	—
Total long-term investments, net		67,773	67,592

(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized as of December 31, 2019 and 2020, and for the years then ended.
(b)	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot product. Based on the fact that the business conditions of this investee deteriorated, the Company recognized impairment loss of RMB24,000 for the years ended December 31, 2018, and with an impairment balance of RMB 24,000 as of December 31, 2019 and 2020, respectively.
(c)	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform. No impairment loss was recognized as of December 31, 2019 and 2020, and for the years then ended.
(d)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interest in several third-party companies. The Company recognized impairment loss of RMB2,000 and nil for the years ended December 31, 2019 and 2020, respectively, and with an impairment balance of RMB13,000 as of December 31, 2019 and 2020, respectively.
(e)	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming account for the investment using equity method. No impairment loss was recognized as of December 31, 2019 and 2020, and for the years then ended.
(f)	In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in a private company, which provides employment course trainings and recruitment services. As it was found that the investee provided overstated financial statements to the new investors during the private placement in 2017 and lost in a lawsuit sued by one of the shareholders. Accordingly, the Company determined it to be fully impaired in 2017. The Company recognized no impairment loss for the years ended December 31, 2019 and 2020, respectively, and with an impairment balance of RMB 15,000 as of December 31, 2019 and 2020, respectively.